Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 2,405	£ 1,203
Unrecognised deferred tax asset	262	229
Tax losses	2,261	2,326
Capital losses	567	548
Within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	939	967
Unrecognised deferred tax asset	149	175
More than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,238	44
Unrecognised deferred tax asset	66	13
Available indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	228	192
Unrecognised deferred tax asset	47	41
Tax losses	2,261	2,326
Capital losses	£ 567	£ 548